UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.55%
Basic Industry – 8.40%
Axalta Coating Systems †	6,200	$187,550
Berry Global Group †	4,351	212,546
Celanese Class A	3,000	354,330
Graphic Packaging Holding	13,650	198,335
Huntsman	6,200	207,886
USG †	4,350	188,007
WR Grace & Co.	2,500	184,650
		1,533,304
Business Services – 1.77%
Brink’s	2,650	211,603
ManpowerGroup	1,200	111,912
		323,515
Capital Spending – 10.18%
AECOM †	5,900	198,004
Allison Transmission Holdings	3,750	176,250
Gates Industrial †	8,700	135,459
HD Supply Holdings †	4,900	215,502
ITT	5,950	337,187
KBR	11,100	221,778
Quanta Services †	5,450	185,681
Spirit AeroSystems Holdings Class A	2,650	247,113
United Rentals †	950	141,360
		1,858,334
Consumer Cyclical – 4.14%
BorgWarner	2,500	115,050
DR Horton	4,900	214,130
Johnson Controls International	1,868	70,068
Mohawk Industries †	500	94,180
Stanley Black & Decker	1,750	261,573
		755,001
Consumer Services – 6.46%
Cable One	200	144,772
CBS Class B	2,150	113,241
Cinemark Holdings	3,100	111,352
Darden Restaurants	1,050	112,287
Dollar Tree †	1,600	146,048
Hasbro	1,200	119,532
Marriott International Class A	970	124,004
PVH	1,050	161,196
VF	1,600	147,312
		1,179,744

NQ-577 [7/18] 9/18 (596737)     1

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples – 2.41%
Conagra Brands	4,950	$181,715
Tyson Foods Class A	1,900	109,535
US Foods Holding †	4,400	148,764
		440,014
Energy – 9.49%
Andeavor	1,500	225,090
Hess	4,650	305,179
Marathon Oil	19,200	405,504
Newfield Exploration †	11,150	320,228
Patterson-UTI Energy	10,550	181,460
SM Energy	7,150	196,697
Whiting Petroleum †	1,975	98,058
		1,732,216
Financial Services – 21.69%
Affiliated Managers Group	1,100	176,011
Allstate	2,000	190,240
American Financial Group	4,550	512,739
Bank of Hawaii	1,700	136,833
Comerica	4,600	445,924
East West Bancorp	7,850	508,209
Hancock Whitney	5,300	266,325
KeyCorp	14,150	295,311
Raymond James Financial	5,450	499,165
Reinsurance Group of America	2,450	346,675
Synchrony Financial	8,450	244,543
Torchmark	3,825	336,867
		3,958,842
Healthcare – 4.67%
Becton Dickinson and Co.	550	137,703
Cigna	700	125,594
Quest Diagnostics	1,400	150,808
Service Corp. International	4,750	186,913
Zimmer Biomet Holdings	2,000	251,040
		852,058
Real Estate Investment Trusts – 9.17%
Apartment Investment & Management Class A	3,450	147,143
Brandywine Realty Trust	10,600	174,794
Equity Residential	2,800	183,204
Highwoods Properties	4,050	198,895
Host Hotels & Resorts	13,650	285,831
Kimco Realty	9,300	155,217
Life Storage	2,100	201,516

2     NQ-577 [7/18] 9/18 (596737)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	26,750	$204,103
Welltower	1,950	122,070
		1,672,773
Technology – 10.16%
Agilent Technologies	2,450	161,798
Avnet	4,950	217,057
Citrix Systems †	450	49,487
Fiserv †	1,550	116,994
Flex †	12,950	180,782
Keysight Technologies †	4,275	247,950
Qorvo †	1,700	138,992
Synopsys †	4,600	411,378
Teradyne	5,700	246,525
Western Digital	1,200	84,180
		1,855,143
Transportation – 2.62%
CSX	2,000	141,360
JB Hunt Transport Services	1,450	173,855
Southwest Airlines	2,800	162,848
		478,063
Utilities – 6.39%
CMS Energy	4,850	234,449
Edison International	2,900	193,227
IDACORP	1,700	160,208
Public Service Enterprise Group	6,250	322,250
WEC Energy Group	3,850	255,525
		1,165,659
Total Common Stock (cost $13,873,766)		17,804,666

	Principal amount°
Short-Term Investments – 2.83%
Repurchase Agreements – 2.83%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $82,173 (collateralized by US
government obligations 2.25% 11/15/27;
market value $83,812)	82,169	82,169
Bank of Montreal
1.83%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $164,346 (collateralized by US
government obligations 0.125%–2.875%
7/15/22–11/15/46; market value $167,625)	164,338	164,338

NQ-577 [7/18] 9/18 (596737)     3

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.87%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $270,507 (collateralized by US
government obligations 0.00%–4.75%
12/31/22–8/15/46; market value $275,903)	270,493	$270,493
Total Short-Term Investments (cost $517,000)		517,000

Total Value of Securities – 100.38%
(cost $14,390,766)		18,321,666
Liabilities Net of Receivables and Other Assets – (0.38%)		(69,419)
Net Assets Applicable to 2,797,358 Shares Outstanding – 100.00%		$18,252,247

°	Principal amount shown is stated in US Dollars.
†	Non-income producing security.

See accompanying notes.

4     NQ-577 [7/18] 9/18 (596737)

Notes
Delaware Mid Cap Value Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-577 [7/18] 9/18 (596737)     5

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$17,804,666	$—	$17,804,666
Short-Term Investments	—	517,000	517,000
Total Value of Securities	$17,804,666	$517,000	$18,321,666

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-577 [7/18] 9/18 (596737)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: